Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses	$ 3,593,886	$ 534,987
Staff salaries and benefits payable	645,008	383,732
Value-added tax payable	2,595,187	1,941,066
Other taxes and surcharges payable	10,361	4,111
Total	$ 6,844,442	$ 2,863,896